Business Developments (Narrative) (Detail) ¥ / shares in Units, Rp / shares in Units, ¥ in Millions, Rp in Billions													5 Months Ended	6 Months Ended
		Aug. 02, 2019 JPY (¥) Subsidiaries	May 01, 2019	Apr. 29, 2019 JPY (¥) ¥ / shares		Apr. 29, 2019 IDR (Rp)	Aug. 03, 2018 JPY (¥) ¥ / shares		Aug. 03, 2018 IDR (Rp)	Dec. 29, 2017 JPY (¥) ¥ / shares		Dec. 29, 2017 IDR (Rp)	Sep. 30, 2019 JPY (¥) Offices	Sep. 30, 2019 JPY (¥) Offices	Sep. 30, 2018 JPY (¥)	Apr. 29, 2019 Rp / shares	Mar. 31, 2019 JPY (¥)	Aug. 03, 2018 Rp / shares	Mar. 31, 2018 JPY (¥)	Dec. 29, 2017 Rp / shares	Dec. 26, 2017
Business Developments [Line Items]
Goodwill, recorded on acquisition													¥ 616,620	¥ 616,620	¥ 431,155		¥ 433,891		¥ 441,334
Remeasurement profits														41,218
Revenue														1,035,632	1,204,113
Earnings														¥ 616,542	553,251
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Business Developments [Line Items]
Final equity interest expected upon the completion of proposed transactions																					73.80%
Number of offices in Indonesia | Offices													900	900
Description of strategic investment														was executed through three steps (the “Proposed Transaction”), and the completion of the Proposed Transaction resulted in MUFG Bank becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of MUFG Bank.
Equity interest after acquisition, in aggregated percentage			94.10%	94.00%		94.00%	40.00%		40.00%	19.90%		19.90%
Price per share paid | (per share)				¥ 77	[1]		¥ 69	[2]		¥ 70	[3]					Rp 9,590		Rp 8,921		Rp 8,323
Investment amount paid				¥ 397,000		Rp 50,000	¥ 132,300	[2]	Rp 17,187	¥ 133,000	[3]	Rp 15,875
Description of Calculation basis							a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of June 30, 2018 with certain adjustments applied.		a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of June 30, 2018 with certain adjustments applied.	a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.		a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.
Price book-value ratio							2.0			2.0								2.0		2.0
Additional equity interests acquired, in percentage				54.00%		54.00%	20.10%		20.10%
Goodwill, recorded on acquisition				¥ 254,271
Intangible assets, recorded on acquisition	[4]			¥ 146,899
Noncontrolling interests, recorded on acquisition													¥ 51,314	¥ 51,314
Equity interest remeasured to fair value													271,830
Remeasurement profits													41,218
Acquisition-related costs														869
Exchange rate of IDR				0.0080			0.0077			0.0084								0.0077		0.0084
Weighted average amortization period, in years				13 years 2 months 12 days		13 years 2 months 12 days
Total assets				¥ 1,728,480
Total liabilities				1,242,115
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Customer Relationships [Member]
Business Developments [Line Items]
Intangible assets, recorded on acquisition				¥ 79,552
Weighted average amortization period, in years				13 years 1 month 6 days		13 years 1 month 6 days
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Pro Forma [Member]
Business Developments [Line Items]
Earnings														7,420	8,058
Impact of amortizing certain acquisition accounting adjustments														5,723	5,796
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Estimated Fair Value [Member]
Business Developments [Line Items]
Loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality													1,068,906	1,068,906
Gross contractual amounts receivable for loans													1,082,422	1,082,422
Gross contractual amounts receivable for loans not expected to be collected													34,363	34,363
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Danamon and Subsidiaries [Member]
Business Developments [Line Items]
Revenue													41,745
Earnings													¥ 223
MUFG Bank's Acquisition of Shares in Bank Nusantara Parahyangan in Indonesia [Member]
Business Developments [Line Items]
Equity interest after acquisition, in aggregated percentage				99.90%		99.90%
Price per share paid | (per share)				¥ 33	[1]											Rp 4,088
Investment amount paid				¥ 24,100		Rp 3,000
Additional equity interests acquired, in percentage				92.10%		92.10%
Exchange rate of IDR				0.0080
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member]
Business Developments [Line Items]
Equity interest after acquisition, in aggregated percentage		100.00%
Goodwill, recorded on acquisition		¥ 184,043
Intangible assets, recorded on acquisition		102,315
Acquisition-related costs		¥ 3,744
Revenue
Number of subsidiaries acquired | Subsidiaries		9
Payment in cash		¥ 297,217
Additional liabilities		¥ 14,960
Weighted average amortization period, in years		18 years 9 months 18 days
Expense
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | Customer Relationships [Member]
Business Developments [Line Items]
Intangible assets, recorded on acquisition		¥ 97,117
Weighted average amortization period, in years		18 years
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | Pro Forma [Member]
Business Developments [Line Items]
Earnings														7,479	9,375
Impact of amortizing certain acquisition accounting adjustments														¥ 2,952	¥ 3,238
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | Estimated Fair Value [Member]
Business Developments [Line Items]
Intangible assets, recorded on acquisition		¥ 102,315
Total assets		194,012
Cash and bank deposits		42,019
Total liabilities		45,418
Accrued bonuses		¥ 20,958

[1]	Calculated based on the exchange rate of IDR1 = ¥0.0080
[2]	Calculated based on the exchange rate of IDR1 = ¥0.0077
[3]	Calculated based on the exchange rate of IDR1 = ¥0.0084
[4]	Intangible assets with weighted average amortization period of 13.2 years primarily include ¥79,552 million of customer relationships with weighted average amortization period of 13.1 years and ¥44,140 million of core deposit intangibles with weighted average amortization period of 10.1 years.